UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07655

Driehaus Mutual Funds

(Exact name of registrant as specified in charter)

25 East Erie Street
Chicago, IL 60611

(Address of principal executive offices) (Zip code)

Mary H. Weiss
25 East Erie Street

Chicago, IL 60611

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-587-3800

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Driehaus International Discovery Fund
Schedule of Investments
March 31, 2005

EQUITY SECURITIES — 94.4%
EUROPE — 41.8%
     United Kingdom — 9.0%

	Number
	Of	Market
	Shares	Value
Admiral Group PLC	413,993	$2,730,174
Burren Energy PLC	153,888	1,472,842
EasyJet PLC**	958,117	3,906,081
NETeller PLC**	380,461	4,399,806
Regal Petroleum PLC**	499,544	4,200,546
Sportingbet PLC**	960,541	4,855,250
Tullow Oil PLC	1,491,048	4,895,402
Xstrata PLC	243,539	4,647,954

		31,108,055

France — 5.2%
Avenir Telecom**	1,164,097	4,205,903
Axalto Holding NV**	199,571	6,613,980
JC Decaux SA**	205,801	5,632,888
SR Teleperformance	63,641	1,851,068

		18,303,839

Norway — 4.5%
Det Norske Oljeselskap ASA	254,600	1,725,719
Fast Search & Transfer ASA**	479,860	1,003,128
Petroleum Geo-Services ASA**	81,463	5,386,229
Tandberg Telelvision ASA**	614,520	7,736,973

		15,852,049

Switzerland — 3.4%
Baloise Holding AG	52,894	2,551,728
Leica Geosystems AG**	6,618	1,860,081
Nobel Biocare Holding AG	24,121	5,094,775
Ypsomed Holding AG**	22,528	2,343,713

		11,850,297

Spain — 2.8%
Cortefiel SA	160,419	2,787,484
Fadesca Inmobiliaria SA**	315,766	6,935,493

		9,722,977

Netherlands — 2.4%
Core Laboratories NV - ADR**	98,186	2,520,435
Randstad Holding NV	132,388	5,908,458

		8,428,893

Greece — 2.3%
Piraeus Bank SA	438,771	7,983,461

Luxembourg — 2.2%
Stolt Offshore SA**	1,010,770	7,827,609

Germany — 2.2%
Continental AG	97,941	7,615,682

Hungary — 2.1%
Egis Rt	19,946	1,781,689
OTP Bank Rt	165,028	5,655,360

		7,437,049

Turkey — 1.5%
Denizbank AS**	1,883,615	5,327,959

Ireland — 1.4%
Anglo Irish Bank Corp. PLC	201,486	5,059,146

Austria — 1.3%
Bank Austria Creditanstalt	19,071	1,883,702
BETandWIN.com Interactive Entertainment AG**	27,371	2,543,443

		4,427,145

Italy — 0.8%
Geox SpA	325,777	2,845,214

	Number
	Of	Market
	Shares	Value
Poland — 0.7%
TVN SA**	191,425	2,486,118

Total EUROPE		146,275,493

FAR EAST — 38.1%
Japan — 19.0%
AEON Mall Co., Ltd.	51,000	2,045,531
AEON Mall Co., Ltd. - When Issued**	48,600	1,949,271
Arbeit-Times Co., Ltd.	89,500	1,086,116
Bank Of Kyoto, Ltd.	589,500	5,098,051
E*Trade Securities Co., Ltd.	637	2,227,356
En-Japan, Inc.	923	3,399,981
Ibiden Co., Ltd.	246,000	4,772,345
Kennedy-Wilson Japan	1,103	2,763,687
Mori Seiki Co., Ltd.	558,300	5,924,369
Nisshin Steel Co., Ltd.	1,039,000	2,729,609
Pacific Management Corp.	1,417	4,689,772
Sankyo Co., Ltd.	86,700	4,206,928
SEGA Sammy Holdings, Inc.	55,200	3,364,847
Sysmex Corp.	92,400	5,278,272
Toho Titanium Co., Ltd.	95,000	2,922,120
Tosoh Corp.	599,000	2,968,119
Urban Corp.	127,700	4,059,274
Yamada Denki Co., Ltd.	129,100	6,783,302

		66,268,950

Australia — 5.3%
Aristocrat Leisure, Ltd.	787,424	6,200,758
Billabong International, Ltd.	522,036	5,370,819
Macquarie Bank, Ltd.	45,870	1,704,236
Zinifex, Ltd.**	2,258,860	5,189,603

		18,465,416

Singapore — 3.2%
Capitaland, Ltd.	4,174,000	5,947,311
Citiraya Industries, Ltd.**#	5,320,000	967,683
Cosco Corp., Ltd.	1,903,000	1,846,117
StarHub, Ltd.**	3,311,000	2,529,473

		11,290,584

China — 3.2%
HKR International, Ltd.	7,475,100	4,768,169
Shangri-La Asia, Ltd.	4,386,000	6,410,842

		11,179,011

Thailand - 1.7%
Bangkok Bank Public Co., Ltd. - NVDR	1,250,200	3,228,178
Sino Thai Engineering & Construction Public Co., Ltd. -
NVDR	9,558,300	2,761,314

		5,989,492

Indonesia — 1.6%
PT Bank Rakyat Indonesia Tbk	19,041,000	5,730,396

South Korea — 1.6%
CJ Home Shopping	77,723	5,648,407

India — 1.0%
HDFC Bank, Ltd. - ADR	82,700	3,475,881

Taiwan — 0.8%
Motech Industries, Inc.	219,000	2,648,353

Malaysia — 0.7%
Airasia Berhad**	6,185,700	2,555,671

Total FAR EAST		133,252,161

NORTH AMERICA — 10.7%
Canada — 7.6%
Cameco Corp.	124,688	5,520,962
CryptoLogic, Inc.	31,300	969,674
Imax Corp.**	388,752	3,592,068
Niko Resources, Ltd.	127,720	6,591,591
Precision Drilling Corp.**	39,971	2,989,937
Research in Motion, Ltd. - ADR**	24,400	1,864,648
Telesystem International Wireless, Inc.**	328,915	5,024,052

		26,552,932

Bermuda — 1.1%
Marvell Technology Group, Ltd. - ADR**	100,346	3,847,266

Mexico — 1.0%

	Number
	Of	Market
	Shares	Value
Grupo Televisa SA - ADR	58,357	3,431,392

Cayman Islands — 0.7%
Seagate Technology**	124,800	2,439,840

Bahamas -— 0.3%
Steiner Leisure, Ltd.**	29,403	961,184

Total NORTH AMERICA		37,232,614

MIDDLE EAST — 1.6%
Egypt — 1.6%
Orascom Telecom Holding SAE - GDR**	158,399	5,575,645

Total MIDDLE EAST		5,575,645

AFRICA — 1.1%
South Africa — 1.1%
MTN Group, Ltd.	525,476	3,714,954

Total AFRICA		3,714,954

SOUTH AMERICA — 1.1%
Brazil — 1.1%
Gol - Linhas Aereas Inteligentes SA - ADR	146,809	3,689,310

Total SOUTH AMERICA		3,689,310

Total EQUITY SECURITIES
(Cost $281,014,590)		329,740,177

EQUITY CERTIFICATES — 1.8%
FAR EAST — 1.8%
India — 1.8%
Bharti Tele - Ventures, Ltd.**+	750,942	3,589,803
Infosys Technologies, Ltd.+	53,576	2,769,483

		6,359,286

Total EQUITY CERTIFICATES
(Cost $5,438,130)		6,359,286

WARRANTS — 0.0%
FAR EAST -— 0.0%
Thailand — 0.0%
Sino Thai Engineering & Construction Public Co., Ltd. -
Warrants**	800,500	57,303

Total WARRANTS
(Cost $61,157)		57,303

TOTAL INVESTMENTS
(COST $286,513,877)	96.2%	$336,156,766
Other Assets in Excess of Liabilities	3.8%	13,238,503

Net Assets	100.0%	$349,395,269

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$289,138,718

Gross Appreciation	$50,748,862
Gross Depreciation	(3,730,814)

Net Appreciation	$47,018,048

**	Non-income producing security

+	Restricted security – Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2005, the value of these restricted securities amounted to $6,359,286 or 1.8% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Dates	Acquisition Cost
Bharti Tele - Ventures, Ltd.	12/02/04 to 01/31/05	$3,449,661

Infosys Technologies, Ltd.	07/30/04 to 02/14/05	$1,988,469

# This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds Board of Trustees.

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2005

	Number
EQUITY SECURITIES — 87.8%	Of	Market
FAR EAST — 45.2%	Shares	Value
South Korea — 14.5%
Asiana Airlines**	230,407	$975,628
Cheil Communications, Inc.	5,838	988,810
Daishin Securities Co., Ltd.	97,420	1,405,419
Hanmi Pharm Co., Ltd.	27,075	1,538,383
Hyundai Engineering & Construction Co., Ltd.**	126,240	2,181,696
Jusung Engineering Co., Ltd.**	97,255	1,240,229
Korean Reinsurance Co.	74,210	404,118
Korea Zinc Co., Ltd.	38,040	1,269,873
LG Electronics, Inc.	22,460	1,506,180
LG Home Shopping, Inc.	35,489	2,753,849
Mega Study Co., Ltd.**	41,277	1,345,415
POSCO	14,476	2,865,264
Shinhan Financial Group Co., Ltd.	91,280	2,444,920
STX Shipbuilding Co., Ltd.	91,000	2,092,418

		23,012,202

Taiwan — 10.4%
China Petrochemical Development Corp.**	7,000,000	1,846,315
Compal Communications, Inc.	606,000	1,729,175
High Tech Computer Corp.	364,000	2,634,165
International Semiconductor Technology, Ltd.	1,380,000	1,274,614
Motech Industries, Inc.	183,000	2,213,007
Novatek Microelectronics Corp., Ltd.	426,000	1,933,536
Powertech Technology, Inc.	591,000	1,716,387
Taishin Financial Holdings Co., Ltd.	1,561,000	1,397,201
Xxentria Technology Materials Co., Ltd.	1,269,000	1,621,191

		16,365,591

China — 6.8%
China International Marine Containers Group Co., Ltd.-B	1,015,385	3,038,598
China Oilfield Services, Ltd. - H	4,900,000	1,696,295
China Petroleum & Chemical Corp. - ADR	29,300	1,194,561
China Shipping Container Lines Co., Ltd.	1,899,000	925,231
Dongfang Electrical Machinery Co., Ltd.	608,000	506,709
Tencent Holdings, Ltd.**	919,000	665,741
Weichai Power Co., Ltd. - H	821,000	2,800,054

		10,827,189

Hong Kong — 2.9%
Comba Telecom Systems Holdings, Ltd.	3,316,000	1,711,284
First Pacific Co., Ltd.**	3,220,000	1,021,816
Solomon Systech International, Ltd.	3,270,000	1,027,201
Titan Petrochemicals Group, Ltd.	7,160,000	752,781

		4,513,082

Malaysia — 3.3%
Airasia Berhad**	3,347,200	1,382,922
Scomi Group Berhad	3,877,900	1,632,800
Transmile Group Berhad	907,200	2,268,000

		5,283,722

Indonesia — 3.0%
PT Bank Rakyat Indonesia Tbk	6,994,000	2,104,847
PT Indofood Sukses Makmur Tbk	11,013,000	1,349,005
PT Perusahaan Gas Negara Tbk	5,236,000	1,257,856

		4,711,708

	Number
EQUITY SECURITIES — 87.8%	Of	Market
FAR EAST — 45.2%	Shares	Value
Philippines — 2.2%
Bank of the Philippine Islands	1,778,800	1,651,685
SM Prime Holdings, Inc.	12,707,600	1,804,630

		3,456,315

Thailand - 1.8%
Home Product Center Public Co., Ltd. - NVDR	2,833,800	398,463
Solartron Public Co., Ltd. -NVDR**	2,675,400	752,381
Thai Olefins Public Co., Ltd. - NVDR	994,600	1,729,076

		2,879,920

Singapore — 0.3%
Citiraya Industries, Ltd.**#	2,216,000	403,080

Total FAR EAST		71,452,809

EUROPE — 15.4%
Russia — 3.4%
Mechel Steel Group OAO - ADR**	18,500	495,245
Sberbank RF	3,600	2,134,800
Surgutneftegaz - ADR	53,174	1,892,994
Wimm-Bill-Dann Foods OJSC - ADR**	47,900	925,907

		5,448,946

United Kingdom — 3.4%
BHP Billiton PLC	198,915	2,672,447
Burren Energy PLC	193,526	1,852,212
Cairn Energy PLC**	36,927	811,513

		5,336,172

Turkey — 2.5%
Turk Dis Ticaret Bankasi AS	802,313	2,209,999
Yapi Kredi Koray Gayrimenkul Yatirim Ortakligi AS**	1,090,037	1,678,843

		3,888,842

Hungary — 2.4%
EGIS Rt	16,150	1,442,609
OTP Bank Rt	67,358	2,308,298

		3,750,907

Luxembourg — 1.4%
Tenaris SA - ADR	36,200	2,226,662

Czech Republic — 1.2%
Zentiva NV**	50,682	1,914,345

Poland — 1.1%
Bank Przemyslowo - Handlowy BPH	6,813	1,088,692
TVN SA**	51,663	670,969

		1,759,661

Total EUROPE		24,325,535

SOUTH AMERICA — 8.5%
Brazil — 7.9%
All America Latina Logistica (Pref.)	145,600	802,347
Banco Bradesco SA	63,480	1,599,835
Caemi Mineracao e Metalurgia SA (Pref.)	2,414,655	2,252,527
Diagnosticos da America**	117,700	1,204,228
Gol — Linhas Aereas Inteligentes SA - ADR**	61,600	1,548,008
Natura Cosmeticos SA	40,930	1,117,742
Net Servicos de Comunicacao SA (Pref.)**	6,129,000	1,636,859
Petroleo Brasileiro SA - ADR	9,500	419,710
Porto Seguro SA	166,000	1,499,214
Telesp Celular Participacoes SA - ADR**	67,800	405,444

		12,485,914

Argentina — 0.6%
Telecom Argentina SA - ADR**	79,772	978,005

Total SOUTH AMERICA		13,463,919

NORTH AMERICA — 8.3%
Mexico — 6.8%
America Movil SA de CV - ADR - L	23,780	1,227,048
Consorcio ARA SA de CV	88,600	294,052
Empresas ICA Sociedad Controladora SA de CV**	5,844,900	2,258,191
Grupo Aeroportuario del Sureste SA de CV - ADR	68,170	1,912,168
Grupo Financiero Banorte SA de CV - O	228,022	1,483,576
Grupo Televisa SA - ADR	19,900	1,170,120
Urbi Desarrollos Urbanos SA de CV**	480,013	2,404,036

		10,749,191

Canada — 1.5%
Telesystem International Wireless, Inc.**	150,706	2,301,977

Total NORTH AMERICA		13,051,168

	Number
EQUITY SECURITIES — 87.8%	Of	Market
FAR EAST — 45.2%	Shares	Value
AFRICA — 7.8%
South Africa — 7.8%
ABSA Group, Ltd.	105,438	1,277,369
Aflease Gold and Uranium Resources, Ltd.**	2,041,152	1,269,212
Aspen Pharmacare Holdings, Ltd.	442,137	1,456,326
Foschini, Ltd.	240,034	1,371,072
JD Group, Ltd.	107,196	1,059,258
Kumba Resources, Ltd.	161,061	1,746,795
MTN Group, Ltd.	291,643	2,061,826
Sasol, Ltd.	86,481	2,018,156

		12,260,014

Total AFRICA		12,260,014

MIDDLE EAST — 2.6%
Egypt — 1.8%
Commercial International Bank - GDR	25,964	199,144
Orascom Telecom Holding SAE -GDR**	75,609	2,661,437

		2,860,581

Israel — 0.8%
M-Systems Flash Disk Pioneers, Ltd. - ADR**	59,400	1,309,176

Total MIDDLE EAST		4,169,757

Total EQUITY SECURITIES (Cost $118,246,729)		138,723,202

EQUITY CERTIFICATES — 4.6% (Note C)
FAR EAST — 4.6%
India — 4.6%
Bharti Tele — Ventures, Ltd.**+	434,018	2,074,780
Canara Bank, Ltd.+	566,584	2,610,026
Indiabulls Financial Services, Ltd.**+	258,682	623,631
Infosys Technologies, Ltd.+	37,497	1,938,317

		7,246,754

Total EQUITY CERTIFICATES (Cost$5,944,614)		7,246,754

RIGHTS — 0.3%
SOUTH AMERICA — 0.3%
Brazil — 0.3%
Net Servicos de Comunicacao SA - Rights**	4,147,116	452,384

Total RIGHTS (Cost $432,127)		452,384

TOTAL INVESTMENTS (COST $124,623,470)	92.7%	$146,422,340
Other Assets in Excess of Liabilities	7.3%	11,597,258

Net Assets	100.0%	$158,019,598

The federal income tax basis and unrealized appreciation (depreciation) for all investments is as follows:

Basis	$127,032,157

Gross Appreciation	$23,077,191
Gross Depreciation	(3,687,008)

Net Appreciation	$19,390,183

** Non-income producing security

+ Restricted security – Investments in securities not registered under the Securities Act of 1933, excluding 144A securities. At March 31, 2005, the value of these restricted securities amounted to $7,246,754 or 4.6% of net assets.

Additional information on each restricted holding is as follows:

Security	Acquisition Date(s)	Acquisition Cost
Bharti Tele - Ventures, Ltd.	10/07/04 to 03/23/05	$1,637,943
Canara Bank, Ltd.	07/21/04 to 03/01/05	$1,975,152
Indiabulls Financial Services, Ltd.	02/15/05	$647,300
Infosys Technologies, Ltd.	10/28/04 to 03/24/05	$1,684,219

# This security has been halted from trading since January 24, 2005 and is being valued at a fair value as determined in good faith by or under the direction of the Driehaus Mutual Funds Board of Trustees.

ADR – American Depository Receipt

GDR – Global Depository Receipt

NVDR – Non-Voting Depository Receipt

For information regarding the Fund’s policy for valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Financial Statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Driehaus Mutual Funds

By (Signature and Title)*	/s/Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President (principal executive officer)

Date       May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Richard H. Driehaus

Richard H. Driehaus, Chairman of the Board & President
(principal executive officer)

Date       May 26, 2005

By (Signature and Title)*	/s/Michelle L. Cahoon

Michelle L. Cahoon, Treasurer (principal financial officer)

Date       May 26, 2005

* Print the name and title of each signing officer under his or her signature.